Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046

713 626 1919 www.invesco.com/us

January 29, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AIM Growth Series (Invesco Growth Series)

CIK 0000202032

Ladies and Gentlemen:

On behalf of AIM Growth Series (Invesco Growth Series) (the “Trust”), attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Trust’s Post Effective Amendment No. 107 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment is being filed in order to add the following new series of the Trust: Invesco Multi-Asset Inflation Fund.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-1968.

Very truly yours,

/s/ Stephen Rimes

Stephen Rimes

Assistant General Counsel